Leases - Summary of the maturity of the lease liability (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	₩ 623,339	₩ 612,690
Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	583,953	573,498
Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	27,961	26,496
Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	11,425	12,696
Less than 1 month
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	32,063	27,851
Less than 1 month | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	26,601	22,890
Less than 1 month | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	4,999	4,496
Less than 1 month | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	463	465
1~3 months
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	37,419	36,535
1~3 months | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	34,980	33,950
1~3 months | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	1,851	1,935
1~3 months | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	588	650
3~6 months
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	51,903	50,192
3~6 months | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	48,209	46,532
3~6 months | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	2,543	2,536
3~6 months | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	1,151	1,124
6 months ~ 1 year
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	91,491	89,390
6 months ~ 1 year | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	84,706	82,467
6 months ~ 1 year | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	4,566	4,718
6 months ~ 1 year | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	2,219	2,205
1~5 years
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	336,171	286,823
1~5 years | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	315,267	266,299
1~5 years | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	13,910	12,298
1~5 years | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	6,994	8,226
More than 5 years
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	74,292	121,899
More than 5 years | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	74,190	121,360
More than 5 years | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	92	513
More than 5 years | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	₩ 10	₩ 26